ACQUISITIONS - Purchase price allocation of acquisition (Details) - USD ($) $ in Millions	Feb. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets		$ 79.6	$ 14.4
Current assets		668.3	753.7
Cash and cash equivalents acquired		$ (347.5)	$ (367.1)	$ (407.8)
Vanstar Acquisition
Disclosure of detailed information about business combination [line items]
Exploration and evaluation assets	$ 29.3
Current assets	0.3
Assets acquired and liabilities assumed	29.6
Share consideration	28.2
Cash and cash equivalents acquired	(0.1)
Consideration transferred	28.1
Transaction costs	$ 1.5